Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule Of Equity Incentive Plan Disclosures
These awards primarily vest ratably over five years. For the year ended December 31, 2014, the following activity occurred under our Incentive Plan (in thousands, except per share amounts), which includes the restricted common stock issued under the Stock Purchase Plan discussed below:

	Shares	Weighted- Average Grant Date Fair Value
Non vested balance, beginning of period	524	$16.29
Granted	239	18.49
Vested	(196)	15.04
Forfeited	—
Non vested balance, end of period	567	$17.65
Available for grant	852

Schedule of Share-based Compensation, Stock Options, Activity
For the year ended December 31, 2014, the following stock option activity occurred (options in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	—	$—	—	$—
Issued	401	16.18
Exercised	—	—
Forfeited / canceled	—	—
Outstanding, end of year	401	$16.18	5.5	$—
Vested, end of year	—			$—
Exercisable, end of year	—			$—

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
Our weighted-average assumptions used to measure stock options granted during 2014 are presented below:

2014
Expected life from date of grant (years)	5
Expected volatility	35%
Expected dividend yield	—%
Risk-free interest rate	1.76%